Document And Entity Information - shares	3 Months Ended
	Aug. 31, 2016	Oct. 14, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		20,350,003
Amendment Flag	false
Entity Central Index Key	0001522222
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2016
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1